Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2017 and 2016 were as follows:

	Magazines,
	Catalogs
	and Logistics	Book	Office Products	Other	Total
Net book value as of January 1, 2016
Goodwill	$434	$354	$109	$57	$954
Accumulated impairment losses	(434)	(303)	(79)	(57)	(873)
Total	$—	$51	$30	$—	$81
Acquisition	—	—	—	3	3
Net book value as of December 31, 2016
Goodwill	$434	$354	$109	$64	$961
Accumulated impairment losses	(434)	(303)	(79)	(61)	(877)
Total	$—	$51	$30	3	$84
Acquisition	68	—	1	2	71
Impairment charges	(68)	—	—	(5)	(73)
Net book value as of December 31, 2017
Goodwill	$502	$354	$110	$78	$1,044
Accumulated impairment losses	(502)	(303)	(79)	(78)	(962)
Total	—	51	31	—	82

Components of Other Intangible Assets

The components of other intangible assets at December 31, 2017 and 2016 were as follows:

	December 31, 2017			December 31, 2016
	Gross Carrying	Accumulated	Net Book	Gross Carrying	Accumulated	Net Book
	Amount	Amortization	Value	Amount	Amortization	Value

Customer relationships	$256	$(125)	$131	$205	$(109)	$96
Trade names	9	(4)	5	5	(2)	3
Total amortizable other intangible assets	265	(129)	136	210	(111)	99
Indefinite-lived trade names	24	—	24	32	—	32
Total other intangible assets	$289	$(129)	$160	$242	$(111)	$131

Schedule of Other Intangible Assets Additions by Component
	December 31, 2017
	Amount	Weighted Average Amortization Period (in years)
Customer relationships	$51	11.1
Trade names (amortizable)	4	4.5
Total additions	$55

Schedule of Estimated Annual Amortization Expense Related to Other Intangible Assets

The following table outlines the estimated annual amortization expense related to other intangible assets as of December 31, 2017:

For the year ending December 31,	Amount
2018	$16
2019	16
2020	16
2021	14
2022	13
2023 and thereafter	61
Total	$136